Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities of continuing operations:
Net loss	$ (5,420,195)	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	1,923,217	849,513	115,038
Interest expense	46,807
Provisions for contingencies	14,010	16,770
Depreciation and amortization	18,228	206
Impairment losses			56,536
Gain/loss in foreign exchange transactions	(4,724)	(698)
Changes in operating assets and liabilities:
Accounts payable	330,132	305,214	41,141
Income taxes, net		(18,887)
Inventories	151,167	(205,128)
Trade receivable and other assets	(41,728)	(80,815)	(3,566)
Net cash used in operating activities	(2,983,086)	(846,948)	(862,696)
Cash flows from investing activities:
Cash received from the merger transaction		2,857
Acquisition of capital assets	(67,304)	(156,575)
Net cash used in investing activities	(67,304)	(153,718)
Cash flows from financing activities:
Related party	167,241	(283,334)	638,545
Net proceeds from sale of common stock	2,516,900	1,595,750	291,600
Net cash provided by financing activities	2,684,141	1,312,416	930,145
Effect of exchange rates on cash and cash equivalents	253	(8,347)	(74)
Net increase in cash and cash equivalents	(365,996)	303,403	67,375
Cash and cash equivalents at beginning of period	396,216	92,813	25,438
Cash and cash equivalents at end of period	$ 30,220	$ 396,216	$ 92,813	$ 25,438